Document and Entity Information	Feb. 07, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000723612
Document Type	8-K
Document Period End Date	Feb. 07, 2020
Entity Registrant Name	Avis Budget Group, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-10308
Entity Tax Identification Number	06-0918165
Entity Address, Address Line One	6 Sylvan Way
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	973
Local Phone Number	496-4700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.01 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	CAR
Preferred Stock Purchase Right [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NONE
Security 12b Title	Preferred Stock Purchase Right
No Trading Symbol Flag	true